Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

	Software £	Patent and licence costs £	Total £
Cost
At January 1, 2020	36,380	308,016	344,396
Additions	13,233	156,865	170,098
At December 31, 2020	49,613	464,881	514,494
Additions		123,191	123,191
At December 31, 2021	49,613	588,072	637,685

Amortization
At January 1, 2020	9,433	29,335	38,768
Charge for the year	13,582	38,307	51,889
At December 31, 2020	23,015	67,642	90,657
Charge for the year	16,521	46,930	63,451
At December 31, 2021	39,536	114,572	154,108

Net book value
At December 31, 2021	10,077	473,500	483,577

At December 31, 2020	26,598	397,239	423,837